Subsequent Events (Details) - Changes After Reporting Period [Member] € in Thousands, shares in Millions	Feb. 28, 2026 USD ($)	Feb. 28, 2026 EUR (€) shares	Feb. 28, 2026 USD ($) shares
Subsequent Events [Line Items]
Long-term financing		€ 4,870	$ 5,750,000
Interest rate		2.00%	2.00%
Debt securities			$ 1,560,000
Gross proceeds	$ 5,045,185
Direct fees and commission	$ 4,610,337
American Depositary Securities [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares		7.8	7.8